THE LAZARD FUNDS, INC.

Supplement to Prospectus
Dated May 1, 2007

Listed below are estimated per share rates to be distributed from ordinary income and capital gains for certain Portfolios of The Lazard Funds, Inc. (the "Fund"). Subject to approval of the Fund's Board of Directors, it is anticipated that the indicated Portfolios will pay this distribution on August 28, 2007, with a record date of August 24, 2007 and an ex-dividend date of August 27, 2007.

                                                  Estimated Ordinary Income    Estimated Short-Term        Estimated Long-Term
                                                           Dividend                Capital Gain               Capital Gain
Portfolio                                                 Per Share           Distribution Per Share     Distribution Per Share
------------------------------------------------- ------------------------- -------------------------- -------------------------

Lazard U.S. Equity Value Portfolio
    Institutional Shares                                     --                        $0.00*                     $0.00*
    Open Shares                                              --                        $0.00*                     $0.00*

Lazard U.S. Strategic Equity Portfolio
    Institutional Shares                                     --                        $0.14                      $0.00*
    Open Shares                                              --                        $0.14                      $0.00*

Lazard Mid Cap Portfolio
    Institutional Shares                                     --                        $0.08                      $0.04
    Open Shares                                              --                        $0.08                      $0.04

Lazard Small Cap Portfolio
    Institutional Shares                                     --                        $0.33                      $0.52
    Open Shares                                              --                        $0.33                      $0.52

Lazard U.S. Small Cap Equity Growth Portfolio
    Institutional Shares                                     --                        $0.03                      $0.00*
    Open Shares                                              --                        $0.03                      $0.00*

Lazard International Equity Portfolio
    Institutional Shares                                    $0.05                       --                         --
    Open Shares                                             $0.01                       --                         --

Lazard International Equity Select Portfolio
    Institutional Shares                                     --                        $0.03                      $0.41
    Open Shares                                              --                        $0.03                      $0.41

Lazard International Strategic Equity Portfolio
    Institutional Shares                                     --                        $0.12                      $0.02
    Open Shares                                              --                        $0.12                      $0.02

Lazard International Small Cap Portfolio
    Institutional Shares                                   $0.02                        --                         --
    Open Shares                                              --                         --                         --

Lazard Emerging Markets Portfolio
    Institutional Shares                                     --                        $0.08                      $0.14
    Open Shares                                              --                        $0.08                      $0.14
_______________________________________________________________________
*        Amount is less than $0.01 cent per share.

Please be advised that these estimates may change prior to the record date due to changes in the number of shares outstanding. The Fund will send complete tax information pertaining to your account in January 2008. Please consult your tax advisor as to how these distributions may affect your individual tax situation.

August 8, 2007